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[Aetna Letterhead]
                                                       Aetna Inc.
                                                       151 Farmington Avenue
                                                       Hartford, CT 06156-8975


                                                       Katherine K. Gaudreau
                                                       Paralegal
                                                       AFS Law, TS31
December 1, 1999                                       (860) 273-3892
                                                       Fax: (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account B
    Prospectus Title: Group Variable Annuity Contracts for Employer-Sponsored
                      Deferred Compensation Plans
    File Nos.: 33-75996* and 811-2512
    Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplements contained in Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 ("Amendment No. 20") for Variable Annuity Account B of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 20 of the Registrant's Registration Statement on Form N-4 which was declared effective on December 1, 1999. The text of Amendment No. 20 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-3892.

Very truly yours,

/s/ Katherine K. Gaudreau

Katherine K. Gaudreau


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*Pursuant to Rule 429(a) under the Securities Act of 1933, the Registrant has included a combined prospectus under this Registration Statement which includes all information that would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement Nos:
33-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.